Unrecognized contractual commitments (excluding Orange Bank)	12 Months Ended
Dec. 31, 2017
Unrecognized contractual commitments [abstract]
Unrecognized contractual commitments (excluding Orange Bank)

NOTE 14    Unrecognized contractual commitments (excluding Orange Bank)

At December 31, 2017, Orange is not aware of having entered into any commitment involving entities controlled by the Group, that may have a material effect on its current or future financial position, other than the commitments described in this Note.

14.1    Operating activities commitments

(in millions of euros)	Total	Less than one year	From one to five years	More than five years
Operating activities commitments	17,358	4,953	7,763	4,642
Operating leases commitments	6,047	952	2,521	2,574
Handsets purchase commitments	2,889	1,526	1,363	-
Transmission capacity purchase commitments	911	284	441	186
Other goods and services purchase commitments	3,445	1,161	1,767	517
Investment commitments	794	566	169	59
Public initiative networks commitments	2,101	193	1,026	882
Guarantees granted to third parties in the ordinary course of business	1,171	271	476	424

Operating leases

Information about commitments related to operational activities, in particular regarding operating leases, is provided pursuant to currently applicable standards and interpretations. The first application of IFRS 16 as of January 1, 2019 might cause the Group to provide different information, both about the applicability of lease commitments and about their measurement (see Note 2.3).

Operating lease commitments mainly include property lease commitments. The other leases are leases relating to general expenses (equipment, vehicles and other assets). Future finance lease payments are shown in Note 12.3.

(in millions of euros)	Discounted value of future lease payments	Minimum future lease payments
Property lease commitments	4,697	5,920
o/w technical activities	2,963	3,797
o/w shops/offices activities	1,734	2,123

Maturities are set forth below:

(in millions of euros)	Minimum future lease payments	Less than one year	1-2 years	2-3 years	3-4 years	4-5 years	More than five years
Property lease commitments	5,920	890	750	646	572	489	2,573

The Group may choose whether or not to renew these leases upon expiration or replace them by other leases with renegotiated terms and conditions. For some of them, a provision for onerous contracts has been booked (see Note 5.3).

The operating lease commitments correspond to the outstanding minimum future lease payments until the normal date of renewal of the leases or the earliest possible notice date. After periodic revaluation of the leases, these amounts are discounted. The discount rate corresponds to the weighted average cost of the Group bond debt.

Operating lease commitments in regard to open-ended leases are not material at the Group level.

The property lease commitments in France and Spain represent respectively 59% and 10% of the total property lease commitments.

Handset purchase commitments

Following the signing of new handset purchase contracts during the first half of 2017, total handset purchase commitments amounted to 2,889 million euros at December 31, 2017 and are spread over two years.

Transmission capacity purchase commitments

Transmission capacity purchase commitments as at December 31, 2017 represented 911 million euros. These included 341 million euros for the provision of satellite transmission capacity (comprising contracts with different commitment maturities up to 2023).

Other goods and services purchase commitments

The Group’s other goods and services purchase commitments are primarily related to the network and the purchase of content.

At December 31, 2017, these commitments included:

■    "Tower Co" (site management) contracts in Africa: these commitments amounted to 517 million euros;

■    the network maintenance for 301 million euros;

■    the maintenance of submarine cables for which Orange has joint ownership or user rights, for an overall amount of 190 million euros;

■    the purchase of broadcasting rights for 1,232 million euros, including 331 million euros related to the broadcasting rights of the Spanish professional football league.

Investment commitments

At the end of December 2017, investment commitments amounted to 794 million euros.

In addition to these commitments, which are expressed in monetary terms, the Group made certain commitments to various administrative authorities such as ensuring certain coverage of the population by its network and a certain service quality level. These commitments, which have been undertaken primarily as part of license award processes, will require investment expenditure in future years to roll out and enhance the networks. They are not shown in the table above if they have not been expressed in monetary terms, which is usually the case. The Group has accordingly agreed to meet the following conditions:

■    on January 14, 2018, the Orange group and other French telecom operators reached an agreement with the French government aimed at ensuring the French people had access to "high-speed broadband" (higher than 8 Mbit/s), providing the network’s whole territory with "very high-speed broadband" by 2022 (higher than 30 Mbit/s), and fully expanding “quality” mobile coverage by 2020. In parallel, the Government agreed to early deliver new spectrum usage authorizations for the period 2021-2030 and to exempt operators for five years of the one-time tax on network businesses (French acronym: IFER) for radio stations installed before December 31, 2022. In return, the French telecom operators jointly agreed to speed up their capital improvements:

■   on the mobile network, Orange set a goal of "good" coverage at 99.6% of the population by 2024,

■   on the fixed network, the Group has agreed to offer access to fiber in all moderately dense areas that it covers by 2021.

These new commitments do not mitigate the results of impairment tests performed by the Group as at December 31, 2017;

■    in 2015, in France, when the frequencies in the 700 MHz band were allocated:

■   coverage obligations in “priority deployment areas” (40% of the country within 5 years, 92% within 12 years and 97.7% within 15 years) and in areas not yet covered by a broadband network (100% within 12 years), at the level of priority main roads (100% within 15 years) and at the level of the national rail network (60% within 7 years, 80% within 12 years and 90% within 15 years);

■    in 2011, in France, when the frequencies in the 2.6 GHz and 800 MHz bands were allocated:

■   an optional commitment to host Mobile Virtual Network Operators (MVNOs) on certain technical and pricing terms under Full MVNO schemes,

■   an obligation to provide mobile coverage with theoretical maximum download speeds of at least 60 Mbps per user (25% of the country within 4 years and 75% within 12 years for the 2.6 GHz band, 98% of the country within 12 years and 99.6% within 15 years for the 800 MHz band), which can be met by using both the allocated frequencies and other frequencies,

■   for the 800 MHz band, specifically: a coverage obligation in priority areas (40% of the country within 5 years, 90% within 10 years) with no obligation to provide roaming services, a coverage obligation in each department (90% within 12 years, 95% within 15 years) and an obligation to pool resources in communities covered by the “white area” program;

■    in 2012, in Romania, when the frequencies in the bands from 800 MHz to 2.6 GHz were allocated:

■   an obligation to provide mobile coverage of at least 95% of the population within 225 of 732 localities with mobile communication services in UMTS or LTE technologies, for the 800 MHz and 900 MHz bands,

■   an obligation to provide voice services coverage of at least 98% of the population of lightly inhabited areas, for 900 MHz and 1.8 GHz bands,

■   an obligation to provide IP service coverage in at least 60% of lightly inhabited areas,

■   an obligation to provide mobile IP access coverage to 30% of the population by April 5, 2019,f or 1.8 GHz and 2.6 GHz bands;

■    in 2016, in Senegal, when the 4G license was awarded and the license for mobile 2G and 3G was renewed:

■   a coverage obligation of 90% of the population in 3 years,

■   an obligation to cover in 5 years all territory in the inhabited border areas of Senegal whose number of inhabitants is equal to or greater than 200,

■   a coverage obligation on national roads and highways in 2 years;

■    in 2016, in Egypt, when the 4G license was granted:

■   an obligation to provide 4G coverage of 11% of the population in one year, 42.5% in four years, 69.5% in six years and 70% within ten years.

Non-compliance with these obligations could result in fines and other sanctions ultimately including the withdrawal of licenses awarded. Management believes that the Group has the ability to fulfill these commitments towards government authorities.

Public Initiative Networks commitments

As part of the deployment of the high and very high speed network in France, the Group entered into contracts via Public Initiative Networks (mainly public service delegation and public-private partnerships contracts). The commitments under these network construction, concession and operation contracts amounted to 2,101 million euros at December 31, 2017 (including 1,235 million euros in new contracts entered into during the period). These have staggered durations until 2043 and will gradually, as they are carried out, account for 1,683 million euros in intangible assets and 418 million euros in financial receivables.

Guarantees granted to third parties in the ordinary course of business

Commitments made by the Group to third parties in the ordinary course of business represented 1,171 million euros as at December 31, 2017. They included performance guarantees amounting to 499 million euros granted to certain Enterprise customers, in particular as part of the securing of networks and remote access.

The amount of guarantees granted by the Group to third parties (financial institutions, partners, customers and government agencies) to cover the performance of the contractual obligations of non-consolidated entities is not significant. Guarantees granted by the Group to cover the performance of the contractual obligations of the consolidated subsidiaries are not considered as unrecognized contractual commitments, as they would not increase the Group’s commitments in comparison to the underlying obligations of the consolidated subsidiaries.

14.2    Consolidation scope commitments

Asset and liability warranties granted in relation to disposals

Under the terms of agreements between certain Group companies and the acquirers of certain assets, the Group is subject to warranty clauses relating to assets and liabilities. Nearly all material sale agreements provide for ceilings on these warranties.

At December 31, 2017 the main warranties in effect were the following:

■    non-limited warranties granted to the EE joint venture at the time of the transfer of the United Kingdom operations, related to the restructuring of interests and assets carried out prior to the asset transfer and expiring in 2022.

Moreover, as part of the merger of Orange and Deutsche Telekom operations in the United Kingdom, Orange counter-guaranteed up to 50% of the guarantee, capped at 750 million pounds sterling (845 million euros at December 31, 2017), granted by Deutsche Telekom to Hutchison 3G (H3G) in December 2007 to cover investment commitments made by its subsidiary T-Mobile UK towards the joint venture created with H3G as part of a 3G network sharing agreement (meaning a guarantee capped at 375 million pounds sterling, or 423 million euros for Orange). As a result of the sale of EE to BT Group Plc (BT), BT is meant to replace Deutsche Telekom in respect of the main guarantee granted to H3G, in which case Orange will be released from its obligations under its counter-guarantee. Meanwhile, BT has counter-guaranteed the commitments granted by Deutsche Telekom to H3G, and Deutsche Telekom has committed to call the Orange counter-guarantee only in the event of non-payment by BT under its counter-guarantee;

■    a warranty given to BT as part of the EE sale, backed 50/50 by Orange group and Deutsche Telekom as tax and operating warranties, except for events ascribable solely to one or the other, and capped at the contractually fixed sale price of 5.1 billion pounds sterling (5.8 billion euros converted at the exchange rate on December 31, 2017) as Orange's share, which will expire in 2023. Information on the final terms of EE’s disposal is presented in Note 3.2;

■    tax-related warranties, capped at 400 million euros, granted to Deutsche Telekom as part of the disposal of the Group’s mobile and Internet operations in the Netherlands in 2007. This warranty will expire at the end of the statutory limitation period, in 2019;

■    standard warranties capped at 142 million dollars (119 million euros) granted by the Group as part of the Orange Dominicana disposal in 2014, which will expire in 2018;

■    standard warranties granted to Vivendi as part of the disposal of its 90% stake in Dailymotion in 2015 and the remaining 10% in 2017. These warranties will expire at the end of the statutory limitation period;

■    miscellaneous standard warranties granted to buyers of real estate sold by the Group.

Orange believes that the risk of these warranties being enforced is remote and that the potential consequences of their being called are not material with respect to the Group’s results and financial position.

Commitments relating to securities

Under the terms of agreements with third parties, Orange can make or receive commitments to purchase or to sell securities. The on-going commitments at December 31, 2017 are not likely to have material impacts on the Group’s financial position.

Orange Tunisie

Under the terms of the shareholders’ agreement with Investec dated May 20, 2009, Orange has a call option giving it the right to purchase at market value 1% of the share capital of Orange Tunisie plus one share, subject to regulatory authorizations. If this option was exercised, Orange would take control of Orange Tunisie. Investec would then have the right to sell to Orange 15% of the share capital of Orange Tunisie at market value.

Korek Telecom

In November 2014, in accordance with the terms of the shareholders’ agreement dated March 10, 2011, the joint venture formed between Agility and Orange (which own respectively 54% and 46% of its capital) notified to its Iraqi co-shareholder the exercise of a call option to acquire 7% of the equity of the Iraqi operator Korek Telecom, which would result in an increase of its interest from 44% to 51%. Orange must finance a percentage of this acquisition equal to its share in the joint venture. However, the Iraqi co-shareholder notified its objection to the exercise of the call option, which is subject to a dispute resolution procedure. In the event of the effective transfer of the shares, Orange will still hold an indirect minority interest in Korek Telecom.

In addition, on July 2, 2014, the Iraqi regulatory agency (CMC) required Korek Telecom to cancel the partnership of Marche 2011 between Korek and Orange/Agility and that Korek re-establish the shareholder structure existing before the execution of the partnership agreements. On January 25, 2016, the Administrative Court dismissed for lack of jurisdiction the appeal made by Korek against the CMC’s decision. On February 21, 2016, Korek filed an appeal with the Administrative Court of Appeal of Baghdad.

Orange Bank

In accordance with the shareholders’ agreement signed on October 4, 2016:

■    Orange gave a put option to Groupama on 20% of the equity in Orange Bank, recognized as a financial liability and exercisable at fair value within three months of October 4, 2023 and thereafter in three-month periods every other year;

■    Groupama gave a call option to Orange on the remainder of its equity interest in Orange Bank, exercisable at fair value after the exercise of its put option.

14.3    Financing commitments

The Group’s main commitments related to borrowings are set out in Note 12.

Orange has pledged certain investment securities and other assets to financial institutions or used them as collateral to cover bank borrowings and credit lines.

Guarantees granted to some lending institutions to finance consolidated subsidiaries are not set out below.

Assets covered by commitments

The items presented below do not include the impact of the regulation on the transferability of the assets or the possibility of contractual restrictions in network asset sharing agreements.

At December 31, 2017 Orange has no material pledge on its subsidiaries’ securities.

(in millions of euros)	December 31, 2017	December 31, 2016	December 31, 2015
Assets held under finance leases	528	552	545
Non-current pledged or mortgaged assets (1)	107	121	259
Collateralized current assets	19	27	46
Total	654	700	850

(1) Non-current pledged or mortgaged assets are shown excluding cash collateral deposits, which are presented in Note 11.7.

Non-current pledged or mortgaged assets comprise the following assets given as guarantees:

December 31, 2017	Total in statement of financial position (a)	Amount of asset pledged or mortgaged (b)	Percentage (a)/(b)
(in millions of euros)
Intangibles assets, net (excluding goodwill)	14,339	107	1%
Property, plant and equipment, net	26,665	-	-
Non-current financial assets	3,711	-	-
Other (1)	29,320	-	-
Total	74,035	107	0%

(1) This item mainly includes net goodwill, interests in associates, net deferred tax assets and non-current derivatives assets.